Net Income Per Share (Common Stock Equivalents That Were Not Included In The Calculation Of Diluted Net Income Per Share) (Details) (USD $) In Millions, except Per Share data	3 Months Ended				6 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2011		Jun. 30, 2010
Exercise price of warrants	36.60				36.60
Conversion price	24.25				24.25
Employee Stock Options [Member]
Common stock equivalents not included in the calculation of diluted net income per share	2.3	[1]	1.9	[1]	2.3	[1]	2.0	[1]
Warrants To Purchase Common Stock [Member]
Common stock equivalents not included in the calculation of diluted net income per share	15.5	[1]	15.5	[1]	15.5	[1]	15.5	[1]
Convertible Debt Instruments [Member]
Common stock equivalents not included in the calculation of diluted net income per share	15.5	[2]	15.5	[2]	15.5	[2]	15.5	[2]

[1]	These common stock equivalents were excluded because their exercise prices ($36.60 per share for the warrants) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive. These securities could be dilutive in future periods.
[2]	These common stock equivalents were excluded because the conversion price ($24.25 per share) exceeded the average market price of our common stock during these periods, and the effect of their inclusion would be antidilutive. These securities could be dilutive in future periods.